UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-22998

CSOP ETF TRUST

on behalf of the following series:

CSOP FTSE China A50 ETF

CSOP MSCI China A International Hedged ETF

CSOP China CSI 300 A-H Dynamic ETF

(Exact name of Registrant as specified in charter)

2801-2803, Two Exchange Square,

8 Connaught Place, Central

Hong Kong

(Address of principal executive offices)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 852 3406-5688

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

	Shares	Market Value
Common Stocks - 99.4%
China - 99.4%
Advertising - 1.3%
Focus Media Information Technology Co. Ltd. Class A	77,640	$112,144

Auto Manufacturers - 2.7%
BYD Co. Ltd. Class A	8,800	63,328
SAIC Motor Corp. Ltd. Class A(a)	31,289	165,240
		228,568

Banks - 31.8%
Agricultural Bank of China Ltd. Class A	407,100	211,367
Bank of Beijing Co. Ltd. Class A	146,072	132,942
Bank of China Ltd. Class A	243,200	132,510
Bank of Communications Co. Ltd. Class A	231,000	200,125
Bank of Shanghai Co. Ltd. Class A	37,590	89,414
China CITIC Bank Corp. Ltd. Class A	31,438	29,466
China Construction Bank Corp. Class A(a)	103,900	102,715
China Everbright Bank Co. Ltd. Class A	160,800	88,827
China Merchants Bank Co. Ltd. Class A(a)	135,628	541,239
China Minsheng Banking Corp. Ltd. Class A	265,820	280,843
Industrial & Commercial Bank of China Ltd. Class A	248,800	199,775
Industrial Bank Co. Ltd. Class A	159,832	347,380
Ping An Bank Co. Ltd. Class A	83,224	114,180
Shanghai Pudong Development Bank Co. Ltd. Class A(a)	165,981	239,494
		2,710,277

Beverages - 10.6%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	5,100	101,299
Kweichow Moutai Co. Ltd. Class A	5,147	568,228
Wuliangye Yibin Co. Ltd. Class A(a)	20,300	232,856
		902,383

Building Materials - 1.2%
Anhui Conch Cement Co. Ltd. Class A	19,900	100,558

Coal - 0.8%
China Shenhua Energy Co. Ltd. Class A	22,867	68,820

Commercial Services - 0.4%
Shanghai International Port Group Co. Ltd. Class A	34,800	31,304

Computers - 1.5%
BOE Technology Group Co. Ltd. Class A	238,300	127,323

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

	Shares	Market Value
Diversified Financial Services - 3.6%
CITIC Securities Co. Ltd. Class A	89,646	$224,198
Guotai Junan Securities Co. Ltd. Class A	38,200	84,984
		309,182

Electric - 1.3%
China Yangtze Power Co. Ltd. Class A	45,700	111,326

Electronics - 2.1%
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	32,263	180,804

Engineering & Construction - 2.9%
China Communications Construction Co. Ltd. Class A(a)	16,300	28,021
China Railway Group Ltd. Class A(b) (c)	53,300	60,094
China State Construction Engineering Corp. Ltd. Class A	193,760	159,674
		247,789

Food - 3.2%
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,100	34,455
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	57,500	242,131
		276,586

Home Furnishings - 8.3%
Gree Electric Appliances, Inc. of Zhuhai Class A	49,100	349,415
Midea Group Co. Ltd. Class A	45,290	356,958
		706,373

Insurance - 13.9%
China Life Insurance Co. Ltd. Class A	16,845	57,256
China Pacific Insurance Group Co. Ltd. Class A	29,017	139,489
New China Life Insurance Co. Ltd. Class A	7,546	48,837
Ping An Insurance Group Co. of China Ltd. Class A	105,936	936,636
		1,182,218

Iron/Steel - 0.8%
Baoshan Iron & Steel Co. Ltd. Class A	60,600	71,251

Mining - 0.3%
China Molybdenum Co. Ltd. Class A	29,000	27,531

Miscellaneous Manufacturer - 1.2%
CRRC Corp. Ltd. Class A	85,930	99,865

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

	Shares	Market Value
Oil & Gas - 1.9%
China Petroleum & Chemical Corp. Class A	110,200	$107,945
PetroChina Co. Ltd. Class A	46,700	54,344
		162,289

Pharmaceuticals - 2.6%
Jiangsu Hengrui Medicine Co. Ltd. Class A	19,510	223,088

Real Estate - 5.8%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	23,700	68,143
China Vanke Co. Ltd. Class A	74,600	276,982
Poly Real Estate Group Co. Ltd. Class A	78,800	145,099
		490,224

Telecommunications - 1.2%
China United Network Communications Ltd. Class A	87,800	65,198
Foxconn Industrial Internet Co. Ltd. Class A(a)	12,900	35,903
		101,101
Total Common Stocks (Cost $7,930,309)		8,471,004

Total Investments -99.4% (Cost $7,930,309)		8,471,004
Other assets in excess of liabilities - 0.6%		53,420
Net Assets - 100.0%		$8,524,424

(a)	Non-income producing security.
(b)	Level 3 security fair valued in accordance with procedures adopted by the Board of Trustees. At June 30, 2018, the value of this security amounted to $60,094 or 0.7% of net assets.
(c)	Security deemed illiquid as of June 30, 2018.

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

Summary of Investments by Sector^
Financials	49.3%
Consumer Staples	13.8
Consumer Discretionary	11.0
Real Estate	5.8
Information Technology	5.4
Industrials	4.4
Energy	2.7
Health Care	2.6
Materials	2.3
Utilities	1.3
Telecommunication Services	0.8
Other assets in excess of liabilities	0.6
100.0%

^	As a percentage of net assets.

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

	Shares	Market Value
Common Stocks - 91.8%
China - 91.8%
Advertising - 0.6%
Focus Media Information Technology Co. Ltd. Class A	4,440	$6,413
Leo Group Co. Ltd. Class A	4,920	1,559
		7,972

Aerospace/Defense - 0.6%
AECC Aviation Power Co. Ltd. Class A	700	2,358
AVIC Aircraft Co. Ltd. Class A	1,400	3,305
AVIC Helicopter Co. Ltd. Class A(a)	300	1,811
		7,474

Agriculture - 0.6%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	1,122
Heilongjiang Agriculture Co. Ltd. Class A	900	1,244
Muyuan Foodstuff Co. Ltd. Class A	600	4,026
Tongwei Co. Ltd. Class A	1,800	1,875
		8,267

Airlines - 1.1%
Air China Ltd. Class A	1,600	2,147
China Eastern Airlines Corp. Ltd. Class A	3,700	3,697
China Southern Airlines Co. Ltd. Class A	3,800	4,846
Hainan Airlines Holding Co. Ltd. Class A(b) (c)	6,400	3,122
		13,812

Auto Manufacturers - 2.4%
BYD Co. Ltd. Class A	700	5,037
Chongqing Changan Automobile Co. Ltd. Class A(a)	2,000	2,717
Hubei Energy Group Co. Ltd. Class A	2,900	1,799
SAIC Motor Corp. Ltd. Class A(a)	3,500	18,484
Zhengzhou Yutong Bus Co. Ltd. Class A(a)	1,200	3,476
		31,513

Auto Parts & Equipment - 1.2%
Fuyao Glass Industry Group Co. Ltd. Class A	1,100	4,269
Huayu Automotive Systems Co. Ltd. Class A	1,100	3,938
Wanxiang Qianchao Co. Ltd. Class A	1,440	1,478
Weichai Power Co. Ltd. Class A	3,200	4,226
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	840	1,192
		15,103

Banks - 15.8%
Agricultural Bank of China Ltd. Class A	26,500	13,759

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

	Shares	Market Value
Banks - 15.8% (continued)
Bank of Beijing Co. Ltd. Class A	8,640	$7,863
Bank of China Ltd. Class A	21,200	11,551
Bank of Communications Co. Ltd. Class A	18,700	16,201
Bank of Jiangsu Co. Ltd. Class A(a)	5,200	5,031
Bank of Nanjing Co. Ltd. Class A	4,536	5,292
Bank of Ningbo Co. Ltd. Class A	2,730	6,712
Bank of Shanghai Co. Ltd. Class A	1,200	2,854
China CITIC Bank Corp. Ltd. Class A	2,600	2,437
China Construction Bank Corp. Class A(a)	5,100	5,042
China Everbright Bank Co. Ltd. Class A	18,900	10,440
China Merchants Bank Co. Ltd. Class A(a)	8,300	33,122
China Minsheng Banking Corp. Ltd. Class A	13,300	14,052
Huaxia Bank Co. Ltd. Class A	5,040	5,667
Industrial & Commercial Bank of China Ltd. Class A	23,200	18,629
Industrial Bank Co. Ltd. Class A	8,400	18,257
Ping An Bank Co. Ltd. Class A	8,160	11,195
Shanghai Pudong Development Bank Co. Ltd. Class A(a)	12,584	18,157
		206,261

Beverages - 7.8%
Beijing Yanjing Brewery Co. Ltd. Class A	1,500	1,524
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	700	13,904
Kweichow Moutai Co. Ltd. Class A	500	55,200
Luzhou Laojiao Co. Ltd. Class A(a)	600	5,511
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	400	3,797
Tsingtao Brewery Co. Ltd. Class A	400	2,646
Wuliangye Yibin Co. Ltd. Class A(a)	1,700	19,500
		102,082

Biotechnology - 0.2%
Hualan Biological Engineering, Inc. Class A	480	2,330

Building Materials - 1.3%
Anhui Conch Cement Co. Ltd. Class A	2,100	10,612
BBMG Corp. Class A	3,800	1,881
Beijing New Building Materials PLC Class A	800	2,237
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,500	2,287
		17,017

Chemicals - 1.0%
China Hainan Rubber Industry Group Co. Ltd. Class A(a) (b) (c)	2,200	2,198
Qinghai Salt Lake Industry Co. Ltd. Class A(a)	900	1,470
Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,200	2,748
Tianqi Lithium Corp. Class A	500	3,742
Zhejiang Longsheng Group Co. Ltd. Class A	1,800	3,246
		13,404

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

	Shares	Market Value
Coal - 0.6%
Jizhong Energy Resources Co. Ltd. Class A	1,900	$1,179
Shaanxi Coal Industry Co. Ltd. Class A	2,300	2,853
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,600	2,236
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A(a)	1,700	1,927
		8,195

Commercial Services - 0.5%
Dalian Port PDA Co. Ltd. Class A	4,140	1,212
Ningbo Zhoushan Port Co. Ltd. Class A	4,100	2,605
Shanghai International Port Group Co. Ltd. Class A	3,300	2,968
		6,785

Computers - 1.8%
Aisino Corp. Class A	1,000	3,814
BOE Technology Group Co. Ltd. Class A	16,100	8,602
Dawning Information Industry Co. Ltd. Class A	300	2,077
DHC Software Co. Ltd. Class A	1,400	1,817
Fujian Newland Computer Co. Ltd. Class A	900	2,140
Inspur Electronic Information Industry Co. Ltd. Class A	650	2,340
Venustech Group, Inc. Class A	800	2,562
		23,352

Distribution/Wholesale - 0.3%
Liaoning Cheng Da Co. Ltd. Class A(a)	800	1,833
Shanghai Jahwa United Co. Ltd. Class A(a)	400	2,392
		4,225

Diversified Financial Services - 6.6%
Anxin Trust Co. Ltd. Class A	2,376	2,596
Changjiang Securities Co. Ltd. Class A(a)	2,600	2,131
China Merchants Securities Co. Ltd. Class A	2,800	5,781
CITIC Securities Co. Ltd. Class A	4,700	11,755
Dongxing Securities Co. Ltd. Class A(a)	900	1,771
Everbright Securities Co. Ltd. Class A	1,600	2,651
Founder Securities Co. Ltd. Class A(a)	4,400	4,443
GF Securities Co. Ltd. Class A	2,800	5,608
Guosen Securities Co. Ltd. Class A	2,200	3,022
Guotai Junan Securities Co. Ltd. Class A	3,400	7,564
Guoyuan Securities Co. Ltd. Class A(a)	1,650	1,843
Haitong Securities Co. Ltd. Class A	3,900	5,574
Huatai Securities Co. Ltd. Class A	2,600	5,874
Industrial Securities Co. Ltd. Class A	3,560	2,832
Northeast Securities Co. Ltd. Class A	1,300	1,258
Orient Securities Co. Ltd. Class A	2,700	3,721
Pacific Securities Co. Ltd. Class A	3,525	1,245
SDIC Capital Co. Ltd. Class A	1,300	1,821

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

	Shares	Market Value
Diversified Financial Services - 6.6% (continued)
Sealand Securities Co. Ltd. Class A	2,250	$1,212
Shanxi Securities Co. Ltd. Class A	1,200	1,221
Shenwan Hongyuan Group Co. Ltd. Class A	8,910	5,877
Sinolink Securities Co. Ltd. Class A	1,600	1,717
SooChow Securities Co. Ltd. Class A	1,300	1,340
Southwest Securities Co. Ltd. Class A	3,000	1,743
Western Securities Co. Ltd. Class A	1,600	1,823
		86,423

Electric - 3.0%
China National Nuclear Power Co. Ltd. Class A	6,200	5,287
China Yangtze Power Co. Ltd. Class A	5,900	14,372
Huadian Power International Corp. Ltd. Class A	4,400	2,603
Huaneng Power International, Inc. Class A	3,700	3,552
SDIC Power Holdings Co. Ltd. Class A	3,600	3,950
Shenergy Co. Ltd. Class A	2,500	1,894
Shenzhen Energy Group Co. Ltd. Class A	2,100	1,566
Sichuan Chuantou Energy Co. Ltd. Class A	2,300	3,027
Zhejiang Zheneng Electric Power Co. Ltd. Class A(a)	4,700	3,306
		39,557

Electrical Components & Equipment - 0.9%
AVIC Jonhon OptronicTechnology Co. Ltd. Class A	390	2,295
China XD Electric Co. Ltd. Class A	2,800	1,446
Fangda Carbon New Material Co. Ltd. Class A	800	2,944
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	1,430	2,728
Zhejiang Chint Electrics Co. Ltd. Class A	600	2,021
		11,434

Electronics - 3.1%
Dongxu Optoelectronic Technology Co. Ltd. Class A(a)	1,800	1,646
GoerTek, Inc. Class A	1,600	2,461
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	4,150	23,257
Han's Laser Technology Industry Group Co. Ltd. Class A	600	4,817
Luxshare Precision Industry Co. Ltd. Class A	1,575	5,358
O-film Tech Co. Ltd. Class A(a)	1,250	3,043
		40,582

Energy-Alternate Sources - 0.3%
LONGi Green Energy Technology Co. Ltd. Class A	1,400	3,527

Engineering & Construction - 4.1%
Beijing Orient Landscape & Environment Co. Ltd. Class A(b) (c)	1,250	2,836
China Communications Construction Co. Ltd. Class A(a)	1,200	2,063
China Gezhouba Group Co. Ltd. Class A	2,400	2,612
China National Chemical Engineering Co. Ltd. Class A	2,700	2,743

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

	Shares	Market Value
Engineering & Construction - 4.1% (continued)
China Railway Construction Corp. Ltd. Class A	5,200	$6,765
China Railway Group Ltd. Class A(b) (c)	7,400	8,343
China State Construction Engineering Corp. Ltd. Class A	16,940	13,960
Metallurgical Corp. of China Ltd. Class A	6,700	3,367
Power Construction Corp. of China Ltd. Class A	4,000	3,236
Shanghai Construction Group Co. Ltd. Class A	3,142	1,442
Shanghai International Airport Co. Ltd. Class A	500	4,187
Shanghai Tunnel Engineering Co. Ltd. Class A	1,700	1,516
		53,070

Entertainment - 0.6%
Shenzhen Overseas Chinese Town Co. Ltd. Class A(a)	3,400	3,710
Wanda Film Holding Co. Ltd. Class A(a) (b) (c)	500	3,927
		7,637

Environmental Control - 0.2%
Beijing Capital Co. Ltd. Class A	2,600	1,656
Tus-Sound Environmental Resources Co. Ltd. Class A	560	1,477
		3,133

Food - 2.7%
Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,000	11,115
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,200	4,783
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,000	12,633
Shanghai Bailian Group Co. Ltd. Class A	900	1,385
Yonghui Superstores Co. Ltd. Class A	4,400	5,074
		34,990

Healthcare-Services - 0.3%
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	1,320	4,503

Holding Companies-Diversified - 0.4%
Avic Capital Co. Ltd. Class A	3,400	2,396
Humanwell Healthcare Group Co. Ltd. Class A(a)	700	1,397
Zhejiang China Commodities City Group Co. Ltd. Class A(a)	2,900	1,886
		5,679

Home Furnishings - 3.2%
Gree Electric Appliances, Inc. of Zhuhai Class A	1,200	8,540
Hisense Electric Co. Ltd. Class A	700	1,415
Midea Group Co. Ltd. Class A	2,900	22,857
Qingdao Haier Co. Ltd. Class A	2,900	8,430
		41,242

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

	Shares	Market Value
Insurance - 4.6%
China Life Insurance Co. Ltd. Class A	1,300	$4,419
China Pacific Insurance Group Co. Ltd. Class A	2,500	12,018
New China Life Insurance Co. Ltd. Class A	700	4,530
Ping An Insurance Group Co. of China Ltd. Class A	4,400	38,903
		59,870

Iron/Steel - 1.7%
Angang Steel Co. Ltd. Class A	2,700	2,270
Baoshan Iron & Steel Co. Ltd. Class A	8,824	10,375
Hesteel Co. Ltd. Class A	5,700	2,538
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	18,060	4,225
Shanxi Taigang Stainless Steel Co. Ltd. Class A(a) (b) (c)	3,000	2,716
		22,124

Leisure Time - 0.7%
China International Travel Service Corp. Ltd. Class A	1,000	9,721

Machinery-Construction & Mining - 0.8%
Sany Heavy Industry Co. Ltd. Class A	4,100	5,551
XCMG Construction Machinery Co. Ltd. Class A	3,800	2,432
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,400	2,109
		10,092

Machinery-Diversified - 0.1%
China Shipbuilding Industry Group Power Co. Ltd. Class A(a)	600	1,580

Media - 0.8%
China Media Group Class A(b) (c)	1,100	1,394
China South Publishing & Media Group Co. Ltd. Class A(a)	1,000	1,908
Chinese Universe Publishing & Media Co. Ltd. Class A	800	1,552
CITIC Guoan Information Industry Co. Ltd. Class A	2,000	1,428
Shanghai Oriental Pearl Group Co. Ltd. Class A	1,400	3,182
		9,464

Metal Fabricate/Hardware - 0.2%
Jiangsu Shagang Co. Ltd. Class A(a) (b) (c)	800	1,946

Mining - 2.2%
China Molybdenum Co. Ltd. Class A	3,200	3,038
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,700	2,920
Jiangxi Copper Co. Ltd. Class A	1,100	2,631
Jiangxi Ganfeng Lithium Co. Ltd. Class A	450	2,620
Shandong Gold Mining Co. Ltd. Class A	700	2,527
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,800	1,320
Tongling Nonferrous Metals Group Co. Ltd. Class A	4,700	1,568

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

	Shares	Market Value
Mining - 2.2% (continued)
Xiamen Tungsten Co. Ltd. Class A	780	$1,787
Zhejiang Huayou Cobalt Co. Ltd. Class A(a)	300	4,414
Zhongjin Gold Corp. Ltd. Class A	1,888	1,943
Zijin Mining Group Co. Ltd. Class A	7,500	4,087
		28,855

Miscellaneous Manufacturer - 1.5%
China Jushi Co. Ltd. Class A	1,560	2,409
CRRC Corp. Ltd. Class A	10,900	12,668
Jihua Group Corp. Ltd. Class A	2,100	1,274
Kangde Xin Composite Material Group Co. Ltd. Class A(a) (b) (c)	1,199	3,091
		19,442

Oil & Gas - 1.4%
China Petroleum & Chemical Corp. Class A	13,100	12,832
PetroChina Co. Ltd. Class A	5,100	5,935
		18,767

Oil & Gas Services - 0.1%
Offshore Oil Engineering Co. Ltd. Class A	2,300	1,826

Pharmaceuticals - 5.9%
Beijing SL Pharmaceutical Co. Ltd. Class A	400	2,294
Beijing Tongrentang Co. Ltd. Class A	800	4,260
China National Accord Medicines Corp. Ltd. Class A	200	1,506
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	500	2,100
Dong-E-E-Jiao Co. Ltd. Class A	400	3,249
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	600	3,446
Huadong Medicine Co. Ltd. Class A	600	4,369
Jiangsu Hengrui Medicine Co. Ltd. Class A	1,669	19,084
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	650	1,764
Kangmei Pharmaceutical Co. Ltd. Class A(a)	2,300	7,943
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,000	6,247
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	500	2,805
Sichuan Kelun Pharmaceutical Co. Ltd. Class A(a)	700	3,391
Tasly Pharmaceutical Group Co. Ltd. Class A	840	3,273
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,037	3,752
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	300	5,068
Zhejiang NHU Co. Ltd. Class A	1,020	2,919
		77,470

Pipelines - 0.2%
Guanghui Energy Co. Ltd. Class A	3,510	2,167

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

	Shares	Market Value
Real Estate - 5.0%
Beijing Capital Development Co. Ltd. Class A	1,200	$1,273
Beijing Urban Construction Investment & Development Co. Ltd. Class A	900	1,277
China Fortune Land Development Co. Ltd. Class A	1,100	4,275
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,162	9,092
China Vanke Co. Ltd. Class A	4,400	16,337
Financial Street Holdings Co. Ltd. Class A	1,600	1,944
Future Land Holdings Co. Ltd. Class A	1,000	4,674
Gemdale Corp. Class A(a)	2,400	3,691
Poly Real Estate Group Co. Ltd. Class A	5,700	10,496
RiseSun Real Estate Development Co. Ltd. Class A(a)	1,800	2,372
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A(a)	900	1,562
Tahoe Group Co. Ltd. Class A(a)	500	1,468
Xinhu Zhongbao Co. Ltd. Class A(a)	3,200	1,845
Youngor Group Co. Ltd. Class A	1,400	1,627
Zhongtian Financial Group Co. Ltd. Class A(b) (c)	3,150	2,315
		64,248

Retail - 1.1%
China Grand Automotive Services Co. Ltd. Class A	2,700	2,388
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,000	3,607
Suning.com Co. Ltd. Class A(a)	3,900	8,288
		14,283

Semiconductors - 0.6%
Sanan Optoelectronics Co. Ltd. Class A	1,920	5,570
Unigroup Guoxin Microelectronics Co. Ltd. Class A	300	1,998
		7,568

Software - 1.9%
Beijing Shiji Information Technology Co. Ltd. Class A	600	2,626
Giant Network Group Co. Ltd. Class A(a)	600	2,153
Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A	1,500	1,295
Hundsun Technologies, Inc. Class A	300	2,398
Iflytek Co. Ltd. Class A	750	3,630
NavInfo Co. Ltd. Class A(a)	550	1,681
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A(a)	600	1,100
Yonyou Network Technology Co. Ltd. Class A	910	3,367
Zhejiang Dahua Technology Co. Ltd. Class A	1,600	5,446
		23,696

Telecommunications - 0.6%
China Spacesat Co. Ltd. Class A(a)	600	1,730
Dr Peng Telecom & Media Group Co. Ltd. Class A	700	1,268
Fiberhome Telecommunication Technologies Co. Ltd. Class A	500	1,875
Guangzhou Haige Communications Group, Inc. Co. Class A	1,200	1,455

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

	Shares	Market Value
Telecommunications - 0.6% (continued)
Jiangsu Zhongtian Technology Co. Ltd. Class A	1,400	$1,862
		8,190

Transportation - 1.2%
COSCO Shipping Development Co. Ltd. Class A(a)	4,000	1,503
COSCO Shipping Holdings Co. Ltd. Class A(a)	3,800	2,822
Daqin Railway Co. Ltd. Class A	7,100	8,798
Guangshen Railway Co. Ltd. Class A	3,000	1,924
		15,047
Total Common Stocks (Cost $1,187,780)		1,195,925

Total Investments -91.8% (Cost $1,187,780)		1,195,925
Other assets in excess of liabilities - 8.2%		107,047
Net Assets - 100.0%		$1,302,972

(a)	Non-income producing security.
(b)	Level 3 securities fair valued in accordance with procedures adopted by the Board of Trustees. At June 30, 2018, the value of these securities amounted to $31,888 or 2.4% of net assets.
(c)	Security deemed illiquid as of June 30, 2018.

Summary of Investments by Sector^
Financials	27.2%
Industrials	12.0
Consumer Staples	11.3
Consumer Discretionary	9.5
Information Technology	7.5
Health Care	6.9
Materials	6.5
Real Estate	5.1
Utilities	3.3
Energy	2.4
Telecommunication Services	0.1
Other assets in excess of liabilities	8.2
100.0%

^	As a percentage of net assets.

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

Financial Derivative Instruments

Open Forward Currency Exchange Contracts

Currency	Buy Amount	Currency	(Sell) Amount	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,347,070	RMB	(8,639,592)	Brown Brothers Harriman & Co.	7/3/2018	$43,088	$–
USD	44,255	RMB	(283,862)	Brown Brothers Harriman & Co.	7/3/2018	1,412	–
USD	16,039	RMB	(102,695)	Brown Brothers Harriman & Co.	7/3/2018	539	–
USD	15,769	RMB	(101,078)	Brown Brothers Harriman & Co.	7/3/2018	513	–
RMB	82,434	USD	(12,434)	Brown Brothers Harriman & Co.	7/3/2018	8	–
RMB	233,170	USD	(35,283)	Brown Brothers Harriman & Co.	7/3/2018	–	(90)
RMB	111,113	USD	(16,970)	Brown Brothers Harriman & Co.	7/3/2018	–	(200)
RMB	105,039	USD	(16,409)	Brown Brothers Harriman & Co.	7/3/2018	–	(556)
RMB	130,570	USD	(20,380)	Brown Brothers Harriman & Co.	7/3/2018	–	(673)
RMB	317,521	USD	(48,863)	Brown Brothers Harriman & Co.	7/3/2018	–	(939)
						$45,560	$(2,458)
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$43,102

Currency Abbreviations:

RMB - Chinese Renminbi

USD - United States Dollar

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

	Shares	Market Value
Common Stocks - 97.4%
China - 97.4%
Advertising - 0.5%
Focus Media Information Technology Co. Ltd. Class A	5,160	$7,453

Aerospace/Defense - 0.5%
AECC Aviation Power Co. Ltd. Class A	700	2,358
AVIC Aircraft Co. Ltd. Class A	1,100	2,596
AVIC Helicopter Co. Ltd. Class A(a)	300	1,811
Jihua Group Corp. Ltd. Class A	1,600	971
		7,736

Agriculture - 0.4%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	1,122
Muyuan Foodstuff Co. Ltd. Class A	300	2,013
New Hope Liuhe Co. Ltd. Class A	2,100	2,010
		5,145

Airlines - 1.2%
Air China Ltd. Class H	2,000	1,932
China Eastern Airlines Corp. Ltd. Class H	6,000	4,060
China Southern Airlines Co. Ltd. Class H	6,000	4,717
Hainan Airlines Holding Co. Ltd. Class A(b) (d)	10,200	4,976
Spring Airlines Co. Ltd. Class A	200	1,057
		16,742

Auto Manufacturers - 2.2%
BYD Co. Ltd. Class H	1,000	6,059
China Avionics Systems Co. Ltd. Class A	500	986
Chongqing Changan Automobile Co. Ltd. Class A(a)	2,200	2,988
Great Wall Motor Co. Ltd. Class H	1,500	1,147
SAIC Motor Corp. Ltd. Class A(a)	3,100	16,371
Zhengzhou Yutong Bus Co. Ltd. Class A(a)	1,300	3,765
		31,316

Auto Parts & Equipment - 1.3%
Fuyao Glass Industry Group Co. Ltd. Class A	1,400	5,432
Huayu Automotive Systems Co. Ltd. Class A	1,300	4,654
Wanxiang Qianchao Co. Ltd. Class A	1,320	1,355
Weichai Power Co. Ltd. Class H	5,000	6,894
		18,335

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

	Shares	Market Value
Banks - 17.2%
Agricultural Bank of China Ltd. Class H	42,000	$19,641
Bank of Beijing Co. Ltd. Class A	14,256	12,975
Bank of China Ltd. Class H	26,000	12,888
Bank of Communications Co. Ltd. Class H(a)	33,000	25,272
Bank of Guiyang Co. Ltd. Class A(a)	700	1,306
Bank of Jiangsu Co. Ltd. Class A(a)	6,100	5,902
Bank of Nanjing Co. Ltd. Class A	5,040	5,880
Bank of Ningbo Co. Ltd. Class A	2,470	6,073
Bank of Shanghai Co. Ltd. Class A	800	1,903
China CITIC Bank Corp. Ltd. Class H	4,000	2,503
China Construction Bank Corp. Class H(a)	9,000	8,314
China Everbright Bank Co. Ltd. Class H	21,000	9,018
China Merchants Bank Co. Ltd. Class H(a)	10,500	38,734
China Minsheng Banking Corp. Ltd. Class H	34,800	24,877
Huaxia Bank Co. Ltd. Class A	6,120	6,881
Industrial & Commercial Bank of China Ltd. Class H	23,000	17,204
Industrial Bank Co. Ltd. Class A	11,100	24,125
Ping An Bank Co. Ltd. Class A	7,600	10,427
Shanghai Pudong Development Bank Co. Ltd. Class A(a)	10,725	15,475
		249,398

Beverages - 5.6%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	500	9,931
Kweichow Moutai Co. Ltd. Class A	400	44,160
Luzhou Laojiao Co. Ltd. Class A(a)	700	6,430
Wuliangye Yibin Co. Ltd. Class A(a)	1,800	20,648
		81,169

Biotechnology - 0.2%
Hualan Biological Engineering, Inc. Class A	480	2,330

Building Materials - 0.9%
Anhui Conch Cement Co. Ltd. Class A	1,900	9,601
BBMG Corp. Class H	6,000	2,217
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,200	1,829
		13,647

Chemicals - 1.6%
Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A(a) (b) (d)	900	3,162
China Hainan Rubber Industry Group Co. Ltd. Class A(a) (b) (d)	1,000	999
Hubei Biocause Pharmaceutical Co. Ltd. Class A	1,300	1,377
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	2,500	1,272
Qinghai Salt Lake Industry Co. Ltd. Class A(a)	1,400	2,286
Sinopec Shanghai Petrochemical Co. Ltd. Class H	4,000	2,436

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

	Shares	Market Value
Chemicals - 1.6% (continued)
Wanhua Chemical Group Co. Ltd. Class A	1,200	$8,226
Zhejiang Longsheng Group Co. Ltd. Class A	2,100	3,788
		23,546

Coal - 1.0%
China Coal Energy Co. Ltd. Class H	3,000	1,242
China Shenhua Energy Co. Ltd. Class H	2,000	4,745
Shaanxi Coal Industry Co. Ltd. Class A	3,000	3,722
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A(a)	1,600	1,814
Yanzhou Coal Mining Co. Ltd. Class H	2,000	2,615
		14,138

Commercial Services - 0.4%
Ningbo Zhoushan Port Co. Ltd. Class A	3,700	2,351
Shanghai International Port Group Co. Ltd. Class A	3,300	2,969
		5,320

Computers - 1.3%
Aisino Corp. Class A	1,100	4,196
BOE Technology Group Co. Ltd. Class A	21,000	11,220
DHC Software Co. Ltd. Class A	1,600	2,077
Tsinghua Tongfang Co. Ltd. Class A	1,600	2,120
		19,613

Distribution/Wholesale - 0.4%
Liaoning Cheng Da Co. Ltd. Class A(a)	1,200	2,749
Wuchan Zhongda Group Co. Ltd. Class A	1,755	1,385
Xiamen C & D, Inc. Class A	1,700	2,307
		6,441

Diversified Financial Services - 7.5%
Anxin Trust Co. Ltd. Class A	2,376	2,596
Bohai Capital Holding Co. Ltd. Class A(b) (d)	1,800	1,587
Changjiang Securities Co. Ltd. Class A(a)	3,100	2,541
China Merchants Securities Co. Ltd. Class H(a) (e)	3,600	4,881
CITIC Securities Co. Ltd. Class H	9,000	17,982
Dongxing Securities Co. Ltd. Class A(a)	1,100	2,165
Everbright Securities Co. Ltd. Class H(e)	3,400	4,142
First Capital Securities Co. Ltd. Class A(a)	1,900	1,941
Founder Securities Co. Ltd. Class A(a)	3,900	3,938
GF Securities Co. Ltd. Class H(a)	3,200	4,665
Guosen Securities Co. Ltd. Class A	2,400	3,296
Guotai Junan Securities Co. Ltd. Class H(e)	4,600	9,777

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

	Shares	Market Value
Diversified Financial Services - 7.5% (continued)
Guoyuan Securities Co. Ltd. Class A(a)	1,500	$1,675
Haitong Securities Co. Ltd. Class H(a)	11,600	11,722
Huaan Securities Co. Ltd. Class A	1,100	950
Huatai Securities Co. Ltd. Class H(e)	4,400	6,997
Industrial Securities Co. Ltd. Class A	5,190	4,128
Orient Securities Co. Ltd. Class H(e)	8,000	6,228
Pacific Securities Co. Ltd. Class A	6,870	2,426
SDIC Capital Co. Ltd. Class A	1,100	1,541
Shanxi Securities Co. Ltd. Class A	1,500	1,526
Shenwan Hongyuan Group Co. Ltd. Class A	5,805	3,829
Sinolink Securities Co. Ltd. Class A	1,800	1,932
SooChow Securities Co. Ltd. Class A	2,300	2,371
Southwest Securities Co. Ltd. Class A	2,700	1,569
Western Securities Co. Ltd. Class A	1,700	1,937
		108,342

Electric - 2.7%
China National Nuclear Power Co. Ltd. Class A	4,700	4,008
China Yangtze Power Co. Ltd. Class A	6,300	15,347
Datang International Power Generation Co. Ltd. Class H(a)	6,000	1,835
GD Power Development Co. Ltd. Class A	11,300	4,468
Huaneng Power International, Inc. Class H	6,000	3,976
SDIC Power Holdings Co. Ltd. Class A	3,200	3,511
Sichuan Chuantou Energy Co. Ltd. Class A	2,100	2,764
Zhejiang Zheneng Electric Power Co. Ltd. Class A(a)	3,900	2,743
		38,652

Electrical Components & Equipment - 0.6%
Chinese Universe Publishing & Media Co. Ltd. Class A	600	1,164
TBEA Co. Ltd. Class A(a)	3,700	3,870
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	3,340	4,065
		9,099

Electronics - 3.1%
Dongxu Optoelectronic Technology Co. Ltd. Class A(a)	3,600	3,293
GoerTek, Inc. Class A	1,900	2,922
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,300	18,493
Han's Laser Technology Industry Group Co. Ltd. Class A	900	7,225
Luxshare Precision Industry Co. Ltd. Class A	1,125	3,827
O-film Tech Co. Ltd. Class A(a)	2,000	4,869
Shenzhen Inovance Technology Co. Ltd. Class A	800	3,963
		44,592

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

	Shares	Market Value
Energy-Alternate Sources - 0.3%
LONGi Green Energy Technology Co. Ltd. Class A	1,680	$4,232

Engineering & Construction - 3.7%
Beijing Orient Landscape & Environment Co. Ltd. Class A(b) (d)	1,100	2,495
China Communications Construction Co. Ltd. Class H	2,000	1,932
China Gezhouba Group Co. Ltd. Class A	2,700	2,938
China National Chemical Engineering Co. Ltd. Class A	2,000	2,031
China Railway Construction Corp. Ltd. Class H	6,500	6,585
China Railway Group Ltd. Class H	8,000	6,035
China State Construction Engineering Corp. Ltd. Class A	18,620	15,344
Metallurgical Corp. of China Ltd. Class H	13,000	3,843
Power Construction Corp. of China Ltd. Class A	4,000	3,236
Shanghai Construction Group Co. Ltd. Class A	2,285	1,048
Shanghai International Airport Co. Ltd. Class A	800	6,699
Shanghai Tunnel Engineering Co. Ltd. Class A	1,500	1,338
		53,524

Entertainment - 1.1%
Beijing Enlight Media Co. Ltd. Class A	800	1,229
China Film Co. Ltd. Class A	600	1,453
Huayi Brothers Media Corp. Class A	1,798	1,672
Perfect World Co. Ltd. Class A	400	1,872
Shenzhen Overseas Chinese Town Co. Ltd. Class A(a)	4,000	4,365
Songcheng Performance Development Co. Ltd. Class A	500	1,773
Wanda Film Holding Co. Ltd. Class A(a) (b) (d)	500	3,927
		16,291

Environmental Control - 0.4%
Beijing Capital Co. Ltd. Class A	1,600	1,019
Beijing Originwater Technology Co. Ltd. Class A(a)	1,479	3,109
Tus-Sound Environmental Resources Co. Ltd. Class A	700	1,847
		5,975

Food - 2.1%
Henan Shuanghui Investment & Development Co. Ltd. Class A	900	3,588
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,400	22,739
Yonghui Superstores Co. Ltd. Class A	4,000	4,612
		30,939

Healthcare-Products - 0.3%
Lepu Medical Technology Beijing Co. Ltd. Class A	900	4,983

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

	Shares	Market Value
Healthcare-Services - 0.6%
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	1,440	$4,912
Shanghai RAAS Blood Products Co. Ltd. Class A(c) (d)	1,080	3,182
		8,094

Holding Companies-Diversified - 0.3%
Avic Capital Co. Ltd. Class A	4,800	3,383
Zhejiang China Commodities City Group Co. Ltd. Class A(a)	2,600	1,691
		5,074

Home Furnishings - 5.4%
Gree Electric Appliances, Inc. of Zhuhai Class A	4,300	30,601
Hangzhou Robam Appliances Co. Ltd. Class A	500	2,311
Midea Group Co. Ltd. Class A	4,050	31,920
Qingdao Haier Co. Ltd. Class A	2,900	8,430
Suofeiya Home Collection Co. Ltd. Class A	500	2,428
TCL Corp. Class A	7,000	3,064
		78,754

Insurance - 8.7%
China Life Insurance Co. Ltd. Class H	2,000	5,161
China Pacific Insurance Group Co. Ltd. Class H	3,800	14,696
New China Life Insurance Co. Ltd. Class H	1,200	4,992
Ping An Insurance Group Co. of China Ltd. Class H	11,000	101,202
		126,051

Internet - 0.7%
East Money Information Co. Ltd. Class A	3,312	6,588
Hithink RoyalFlush Information Network Co. Ltd. Class A	200	1,173
Wangsu Science & Technology Co. Ltd. Class A	1,498	2,421
		10,182

Iron/Steel - 1.2%
Angang Steel Co. Ltd. Class A	1,600	1,345
Baoshan Iron & Steel Co. Ltd. Class A	8,728	10,262
Beijing Shougang Co. Ltd. Class A(a)	1,600	993
Hesteel Co. Ltd. Class A	4,000	1,781
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	13,020	3,046
		17,427

Leisure Time - 0.5%
China International Travel Service Corp. Ltd. Class A	800	7,777

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

	Shares	Market Value
Machinery-Construction & Mining - 0.7%
Sany Heavy Industry Co. Ltd. Class A	3,600	$4,874
XCMG Construction Machinery Co. Ltd. Class A	4,200	2,688
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H(a)	6,600	2,817
		10,379

Machinery-Diversified - 0.6%
China Shipbuilding Industry Group Power Co. Ltd. Class A(a)	800	2,107
NARI Technology Co. Ltd. Class A	1,500	3,577
Shanghai Electric Group Co. Ltd. Class H(a)	6,000	2,019
Siasun Robot & Automation Co. Ltd. Class A	660	1,733
		9,436

Media - 0.4%
CITIC Guoan Information Industry Co. Ltd. Class A	2,750	1,963
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A(a)	780	600
Shanghai Oriental Pearl Group Co. Ltd. Class A	1,200	2,728
		5,291

Mining - 2.7%
Aluminum Corp. of China Ltd. Class H(a)	12,000	5,291
China Molybdenum Co. Ltd. Class H	3,000	1,453
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,000	3,435
Jiangxi Copper Co. Ltd. Class H	2,000	2,549
Jiangxi Ganfeng Lithium Co. Ltd. Class A	750	4,367
Jinduicheng Molybdenum Co. Ltd. Class A(a)	800	757
Shandong Gold Mining Co. Ltd. Class A	700	2,527
Shandong Nanshan Aluminum Co. Ltd. Class A	4,900	2,004
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,950	1,431
Tongling Nonferrous Metals Group Co. Ltd. Class A	6,400	2,135
Xiamen Tungsten Co. Ltd. Class A	520	1,192
Zhejiang Huayou Cobalt Co. Ltd. Class A(a)	300	4,413
Zhongjin Gold Corp. Ltd. Class A	1,534	1,579
Zijin Mining Group Co. Ltd. Class H	16,000	6,117
		39,250

Miscellaneous Manufacturer - 1.1%
CRRC Corp. Ltd. Class H	14,000	10,864
Kangde Xin Composite Material Group Co. Ltd. Class A(a) (b) (d)	1,898	4,893
		15,757

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

	Shares	Market Value
Oil & Gas - 1.3%
China Petroleum & Chemical Corp. Class H	12,000	$10,719
PetroChina Co. Ltd. Class H	10,000	7,607
Wintime Energy Co. Ltd. Class A	3,300	887
		19,213

Oil & Gas Services - 0.2%
Offshore Oil Engineering Co. Ltd. Class A	2,100	1,667
Sinopec Oilfield Service Corp. Class H(a)	4,000	535
		2,202

Pharmaceuticals - 5.4%
Beijing Tongrentang Co. Ltd. Class A	700	3,727
Chongqing Zhifei Biological Products Co. Ltd. Class A	400	2,761
Dong-E-E-Jiao Co. Ltd. Class A	500	4,061
Huadong Medicine Co. Ltd. Class A	600	4,369
Jiangsu Bicon Pharmaceutical Listed Co. Class A(b) (d)	500	2,139
Jiangsu Hengrui Medicine Co. Ltd. Class A	2,132	24,378
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	910	2,470
Kangmei Pharmaceutical Co. Ltd. Class A(a)	2,900	10,015
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,000	5,486
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	400	2,244
Tasly Pharmaceutical Group Co. Ltd. Class A	980	3,819
Yunnan Baiyao Group Co. Ltd. Class A	500	8,072
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	300	5,068
		78,609

Real Estate - 4.7%
Beijing Capital Development Co. Ltd. Class A	1,100	1,167
China Fortune Land Development Co. Ltd. Class A	1,300	5,052
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	2,302	6,619
China Vanke Co. Ltd. Class H	5,600	19,588
Financial Street Holdings Co. Ltd. Class A	1,500	1,822
Future Land Holdings Co. Ltd. Class A	900	4,207
Gemdale Corp. Class A(a)	2,200	3,384
Greenland Holdings Corp. Ltd. Class A(a)	2,400	2,369
Poly Real Estate Group Co. Ltd. Class A	6,300	11,601
RiseSun Real Estate Development Co. Ltd. Class A(a)	1,900	2,503
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A(a)	720	1,716
Xinhu Zhongbao Co. Ltd. Class A(a)	3,400	1,960
Yango Group Co. Ltd. Class A	1,600	1,442
Youngor Group Co. Ltd. Class A	2,240	2,603
Zhongtian Financial Group Co. Ltd. Class A(b) (d)	4,050	2,977
		69,010

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

	Shares	Market Value
Retail - 1.1%
China Grand Automotive Services Co. Ltd. Class A	2,080	$1,840
China Reform Health Management & Services Group Co. Ltd. Class A(a)	700	3,358
Nanjing Xinjiekou Department Store Co. Ltd. Class A(a)	400	993
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,200	3,311
Suning.com Co. Ltd. Class A(a)	3,300	7,013
		16,515

Semiconductors - 0.4%
Sanan Optoelectronics Co. Ltd. Class A	2,160	6,266

Shipbuilding - 0.4%
China Shipbuilding Industry Co. Ltd. Class A(a)	8,800	5,366

Software - 1.6%
Beijing Shiji Information Technology Co. Ltd. Class A	300	1,313
Giant Network Group Co. Ltd. Class A(a)	500	1,795
Hundsun Technologies, Inc. Class A	500	3,996
Iflytek Co. Ltd. Class A	1,350	6,534
Yonyou Network Technology Co. Ltd. Class A	1,170	4,328
Zhejiang Dahua Technology Co. Ltd. Class A	1,450	4,935
		22,901

Telecommunications - 1.8%
Beijing Xinwei Technology Group Co. Ltd. Class A(a) (b) (d)	1,100	1,938
China Spacesat Co. Ltd. Class A(a)	600	1,730
China United Network Communications Ltd. Class A	8,100	6,015
Dr Peng Telecom & Media Group Co. Ltd. Class A	1,100	1,992
Fiberhome Telecommunication Technologies Co. Ltd. Class A	600	2,251
Guoxuan High-Tech Co. Ltd. Class A(a)	650	1,379
Jiangsu Zhongtian Technology Co. Ltd. Class A	2,100	2,793
Shenzhen Sunway Communication Co. Ltd. Class A	700	3,247
ZTE Corp. Class H	3,400	5,164
		26,509

Transportation - 1.1%
China High-Speed Railway Technology Co. Ltd. Class A(b) (d)	1,700	1,273
COSCO Shipping Develoment Co. Ltd. Class H(a)	8,000	1,336
COSCO Shipping Holdings Co. Ltd. Class H(a)	7,000	3,211
Daqin Railway Co. Ltd. Class A	5,700	7,063

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

June 30, 2018

	Shares	Market Value
Transportation - 1.1% (continued)
Guangshen Railway Co. Ltd. Class H	4,000	$2,253
SF Holding Co. Ltd. Class A	200	1,358
		16,494

Total Common Stocks (Cost $1,397,247)		1,415,515

Total Investments -97.4% (Cost $1,397,247)		1,415,515
Other assets in excess of liabilities - 2.6%		38,233
Net Assets - 100.0%		$1,453,748

(a)	Non-income producing security.
(b)	Level 3 securities fair valued in accordance with procedures adopted by the Board of Trustees. At June 30, 2018, the value of these securities amounted to $30,366 or 2.1% of net assets.
(c)	Level 2 security fair valued in accordance with procedures adopted by the Board of Trustees. At June 30, 2018, the value of this security amounted to $3,182 or 0.2% of net assets.
(d)	Security deemed illiquid as of June 30, 2018.
(e)	Restricted securities that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. These securities have been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at June 30, 2018, amounts to approximately $32,025 and represents 2.20% of net assets.

Summary of Investments by Sector^
Financials	34.0%
Industrials	12.7
Consumer Discretionary	11.1
Consumer Staples	8.1
Information Technology	7.6
Health Care	6.9
Materials	6.6
Real Estate	4.6
Utilities	2.7
Energy	2.4
Telecommunication Services	0.7
Other assets in excess of liabilities	2.6
100.0%

^	As a percentage of net assets.

CSOP ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

June 30, 2018

1.	Organization

CSOP ETF Trust (the ‘‘Trust’’) was organized as a Delaware statutory trust on August 12, 2014. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust currently consists of three investment portfolios: the CSOP FTSE China A50 ETF, the CSOP MSCI China A International Hedged ETF and the CSOP China CSI 300 A-H Dynamic ETF (each a ‘‘Fund’’ and collectively, the ‘‘Funds’’). Each Fund is classified as ‘‘diversified,’’ and therefore must meet certain diversification requirements under the 1940 Act. All payments received by the Trust for shares of a Fund belong to that Fund. The Trust may create additional portfolios and/or classes from time to time.

The investment objective of the Funds is to provide investment results that, before fees and expenses, track the performance of an index. The Funds track the following indices, respectively: the CSOP FTSE China A50 ETF tracks the performance of the FTSE China A50 Net Total Return Index, the CSOP MSCI China A International Hedged ETF tracks the performance of the MSCI China A International with CNH 100% Hedged to USD Index and the CSOP China CSI 300 A-H Dynamic ETF tracks the performance of the CSI 300 Smart Index (each an ‘‘Index’’ and collectively, the ‘‘Indices’’).

CSOP Asset Management Limited serves as the investment adviser to the Funds (the “Adviser” or “CSOP”).

2.	Summary of Significant Accounting Policies

a.	Basis of Presentation

The accompanying schedules of investments were prepared in conformity with GAAP, as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Trust is an investment company and follows the accounting and reporting guidance in ASC 946 (Financial Services — Investment Companies).

b.	Investment Valuation

The Funds’ investments are valued pursuant to Pricing and Valuation Procedures (‘‘Procedures’’) duly approved by the Board. Pursuant to the Procedures, the Funds’ investments are generally valued using market valuations. A market valuation is a valuation that is: (i) obtained from an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); or (iii) based on amortized cost. The Funds will generally value exchange listed securities at market closing prices. Market closing prices are generally determined on the basis of the last reported sales prices, or if no sales are reported, based on the last reported quotes. Fixed income securities are generally valued based on prices provided by Board-approved independent pricing services, which may use valuation models or matrix pricing to determine current value. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Unless determined by the Adviser not to be representative of fair value, the Trust generally will use amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less. Foreign currency forward contracts are valued at the current day’s interpolated exchange rate, as calculated using the current day’s spot rate and the thirty, sixty, ninety, and one hundred eighty day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies and exchange-traded funds (“ETFs”) that are affiliated persons of the Adviser are valued at the investment company’s or ETF’s applicable Net Asset Value (“NAV”). Redeemable securities issued by unaffiliated investment companies and ETFs are valued as equity securities. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the prevailing exchange rates at 3:00 PM Hong Kong time on the date of valuation as provided by a Board-approved independent pricing service. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell your shares.

In the event that current market valuations are not readily available, or such valuations are deemed by the Adviser to be unreliable, the Trust’s procedures require the Trust’s Fair Value Committee to determine a security’s fair value. In determining such value, the Fair Value Committee will make each fair value determination based on all relevant factors, which may include among other things: (i) price comparisons among multiple sources; (ii) a review of corporate actions and news events; (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices); and (iv) if applicable, certain other factors specifically relevant to the China A-Share market. Fair value pricing involves subjective judgments and it is possible that the Fair Value Committee’s fair value determination for a security could be materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Funds’ NAVs and the prices used by the Funds’ respective Indices. This may result in a difference between the Funds’ performance and the performance of the Funds’ Indices, also known as ‘‘tracking error.’’

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value within GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the ‘‘1933 Act’’)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). The valuation of fixed income securities held by the Funds, if any, are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be ‘‘significant events’’ are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfer into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the valuations as of June 30, 2018, for the Funds based upon the three levels defined above:

CSOP FTSE China A50 ETF

At June 30, 2018	Total	Level 1	Level 2	Level 3
Common Stocks	$8,471,004	$8,410,910	$–	$60,094
Total Investments, at value	$8,471,004	$8,410,910	$–	$60,094

CSOP MSCI China A International Hedged ETF

At June 30, 2018	Total	Level 1	Level 2	Level 3
Common Stocks	$1,195,925	$1,164,037	$–	$31,888
Total Investments, at value	$1,195,925	$1,164,037	$–	$31,888

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$45,560	$–	$45,560	$–

Liabilities
Forward Foreign Currency Contracts	(2,458)	–	(2,458)	–
Total Other Financial Instruments	$43,102	$–	$43,102	$–

CSOP China CSI 300 A-H Dynamic ETF

At June 30, 2018	Total	Level 1	Level 2	Level 3
Common Stocks	$1,415,515	$1,381,967	$3,182	$30,366
Total Investments, at value	$1,415,515	$1,381,967	$3,182	$30,366

Please refer to the Schedules of Investments to view equity securities segregated by industry type. The Funds disclose transfers between levels based on valuations at the end of the reporting period. For the period ended June 30, 2018, there were following transfers:

CSOP FTSE CHINA A50 ETF

•	One security transferred from Level 1 to Level 3, with a market value of $60,094.

CSOP MSCI China A International Hedged ETF

•	Seven securities transferred from Level 1 to Level 3, with a market value of $23,701.

CSOP China CSI 300 A-H Dynamic ETF

•	Eight securities transferred from Level 1 to Level 3, with a market value of $21,523.

•	Four securities transferred from Level 3 to Level 1, with market value of $10,316.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the period October 1, 2017, through June 30, 2018. Transfers into or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.

CSOP FTSE China A50 ETF	Common Stocks

Balance as of September 30, 2017	$83,354
Total realized gain (loss)	(35,902)
Change in unrealized appreciation (depreciation)	33,614
Purchases	-
(Sales)	(81,066)
Transfer In	60,094
Transfer Out	-
Balance as of June 30, 2018	$60,094
Change in unrealized appreciation (depreciation) from investments held as of June 30, 2018	$-

CSOP MSCI China A International Hedged ETF	Common Stocks

Balance as of September 30, 2017	$34,069
Total realized gain (loss)	(12,300)
Change in unrealized appreciation (depreciation)	9,630
Purchases	-
(Sales)	(23,212)
Transfer In	23,701
Transfer Out	-
Balance as of June 30, 2018	$31,888
Change in unrealized appreciation (depreciation) from investments held as of June 30, 2018	$29

CSOP China CSI 300 A-H Dynamic ETF	Common Stocks

Balance as of September 30, 2017	$37,225
Total realized gain (loss)	(12,274)
Change in unrealized appreciation (depreciation)	4,023
Purchases	-
(Sales)	(9,815)
Transfer In	21,523
Transfer Out	(10,316)
Balance as of June 30, 2018	$30,366
Change in unrealized appreciation (depreciation) from investments held as of June 30, 2018	$(454)

The valuation techniques and significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 securities are outlined in the tables below:

CSOP FTSE China A50 ETF

	Fair Value at June 30, 2018	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$60,094	Market Approach	Adjustments to prior transactions	Low – 0% (9/30/2017) High – 0% (6/30/2018)

CSOP MSCI China A International Hedged ETF

	Fair Value at June 30, 2018	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$31,888	Market Approach	Adjustments to prior transactions	Low – 0% (9/30/2017) High – 0% (6/30/2018)

CSOP China CSI 300 A-H Dynamic ETF

	Fair Value at June 30, 2018	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$30,366	Market Approach	Adjustments to prior transactions	Low – 0% (9/30/2017) High – 0% (6/30/2018)

A change to the unobservable inputs of the Funds’ Level 3 securities may result in changes to the fair value measurement, as follows:

Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Adjustments to prior transactions	Increase	Decrease

c.	Foreign Currency Translations

The Funds’ accounting records are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates at 3:00 pm Hong Kong time. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments but excluding investments in securities, resulting from changes in currency exchange rates.

d.	Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.

The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Funds’ Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

e.	Time Deposits

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short term investments in each Fund’s respective Schedule of Investments.

3.	Principal Risks

As with all investments, the value of an investment in the Funds can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short-term or long-term periods. An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Funds, including but not limited to those described below, are discussed in detail in the Funds’ prospectuses. Each of these factors could cause the value of an investment in a Fund to decline.

Risk of Investing in China

Investing in securities of companies organized and listed in China subjects the Funds to risks specific to China. China is a developing market and, as a result, investments in securities of companies organized and listed in China may, from time to time, be subject to significantly higher volatility than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, could have a significant impact on the economy of China (and the world). Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978. These factors may result in, among other things, a greater risk of stock market fluctuations, interest rate fluctuations, currency fluctuations, and inflation. It may also be difficult or impossible for the Funds to obtain or enforce a judgment in a Chinese court.

Risk of Investing in Issuers listed on the ChiNext Board

The issuers listed on the ChiNext Board generally are companies in the early stages of development pursuing ventures in the scientific development, innovation and media industries. As a result, these issuers generally have limited operating histories, less mature business models, and limited risk management capacity. These traits cause ChiNext-listed issuers to be vulnerable to market risks and market volatility, both of which may adversely affect the performance of an issuer and thus, the Funds’ investment in such issuer.

Risk of Investments in A-Shares

The Indices are comprised of A-Shares listed on the Shanghai and Shenzhen Stock Exchanges. In seeking to track the performance of the Indices, the Funds intend to invest directly in A-Shares through the Adviser’s Renminbi Qualified Foreign Institutional Investor (‘‘RQFII’’) quota, and will also invest in eligible A-Shares through the Shanghai-Hong Kong Stock Connect program. Therefore, the size of the Funds’ direct investment in A-Shares is limited by both the size of the Adviser’s RQFII quota and any trading limits or other restrictions applicable to A-Shares traded through the Shanghai-Hong Kong Stock Connect program. This places practical limitations on the size of the Funds and may have a negative impact on the trading of the Funds’ shares. In addition, the RQFII quota of the Adviser may be reduced or revoked by the Chinese regulators if, among other things, the Adviser fails to comply with applicable Chinese regulations. If the Adviser’s RQFII quota was, or RQFII quotas generally were, reduced or eliminated, the Funds could be required to dispose of a portion of their A-Share holdings. This would likely have a material adverse impact on the Funds’ performance and their ability to meet their investment objectives. If the Funds are unable to obtain sufficient exposure to the performance of the Index due to the limited availability of the Adviser’s RQFII quota, or trading or other restrictions on the Shanghai-Hong Kong Stock Connect program, the Funds could be forced to limit or suspend the issuance of new shares until the Adviser determines that the requisite exposure to the Index is obtainable. Any limits on the Funds’ ability to issue new shares could cause the Funds’ shares to trade at a premium or discount to the NAV of the Funds and the Funds could experience substantial redemptions.

The Chinese government may intervene in the A-Share market and halt or suspend trading of A-Share securities for short or even extended periods of time. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, including a number of securities held by the Fund. If the trading in a significant number of the Funds’ A-Share holdings is halted or suspended, the Funds’ portfolios could become illiquid. In such event, the Funds may have difficulty selling their portfolio positions until the trading halt or suspension is lifted, or may not be able to sell such securities at all. As a result, the Funds may need to sell other more liquid portfolio holdings at a loss or at times when they otherwise would not do so to generate sufficient cash to satisfy redemption requests. This could have a negative impact on the Funds’ performance and increase the Funds’ tracking error. If a significant number of securities held by the Funds are suspended or unavailable for sale, the Funds are permitted to delay settlement of redemption requests up to seven days. Trading halts or suspensions may make it difficult for the Funds to obtain prices for such securities and may require the Funds to ‘‘fair value’’ a portion of their portfolio holdings. In such case, the determined fair value for an investment may be different than the value realized upon the disposition of such investment. Furthermore, trading halts or suspensions of the Funds’ portfolio securities may also have a negative impact on the trading price of Fund shares and increase the volatility of such trading prices.

Risk of Investment and Repatriation Restrictions

Investments by the Funds in the People’s Republic of China (‘‘China’’ or the ‘‘PRC’’) securities are subject to governmental pre-approval limitations on the quantity that the Funds may purchase, as well as limits on the classes of securities in which the Funds may invest. Repatriations by holders of RQFII quotas are currently permitted daily and are not subject to repatriation restrictions or prior regulatory approval. However, there is no assurance that the PRC rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the PRC rules and regulations may be applied retroactively. Any restrictions on repatriation of the Funds’ portfolio investments may have an adverse effect on the Funds’ performance and the Funds’ ability to meet redemption requests.

A-Shares Tax Risk

The Funds’ investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, the PRC has implemented a number of tax reforms in recent years, including the value added tax reform, and may continue to amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Funds directly or indirectly by reducing the after-tax profits of the companies in the PRC in which the Funds invest. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Funds. The Funds’ investments in securities issued by PRC companies, including A-Shares, may cause the Funds to become subject to withholding income tax and other taxes imposed by the PRC. The PRC taxation rules are evolving, may change, and new rules may be applied retroactively. Any such changes could have adverse impact on the Funds’ performance.

Risk of Investing Through Shanghai-Hong Kong Stock Connect

The Funds may invest in China A Shares listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program. Trading through the Shanghai-Hong Kong Stock Connect program is subject to a number of restrictions that may impact the Funds’ investments and returns. Among other restrictions, investors in securities obtained via the Shanghai-Hong Kong Stock Connect program are generally subject to Chinese securities regulations and Shanghai Stock Exchange rules. Securities obtained via the Shanghai-Hong Kong Stock Connect program generally may only be sold, purchased or otherwise transferred through the Shanghai-Hong Kong Stock Connect program in accordance with applicable rules. Although the Funds are not subject to individual investment quotas, daily investment quotas designed to limit the maximum daily net purchases on any particular day apply to all participants in the Shanghai-Hong Kong Stock Connect program. These daily investment quotas may restrict or preclude the ability of the Funds to invest in securities obtained via the program. Additionally, investments made through the Shanghai-Hong Kong Stock Connect program are subject to trading, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Funds.

Authorized Participant Concentration Risk

Only an Authorized Participant (as defined in the “Purchase and Sale of Fund Shares” section of the Prospectus) may engage in creation or redemption transactions directly with the Funds. The Funds have arrangements with a limited number of institutions that serve as Authorized Participants. To the extent that one or more of these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face delisting.

Concentration Risk

To the extent that the Funds’ investments are concentrated in the securities of China, or a particular issuer or issuers, market, industry, group of industries, sector or asset class, the Funds may be more adversely affected by the underperformance of those securities, subject to increased price volatility, and more susceptible to adverse economic, market, political and regulatory occurrences than if the Funds’ assets were more diversified.

Costs of Buying or Selling Fund Shares

Investors buying or selling shares in the secondary market will normally pay brokerage commissions or other fees which have the effect of reducing their Fund returns. These fees are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares.

Custody Risk

Less developed markets such as China are more likely to experience problems with the clearance and settlement of trades and the holding of securities by local banks, agents and depositories. Local agents are held only to the standards of care of their local markets, and in general, the less developed a country’s securities markets are, the greater the likelihood of custody and settlement problems.

Applicable PRC regulations require that the A-Shares purchased for the Funds by the Adviser may be credited to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may similarly credit all non-A-Share securities to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may not use the account for any purpose other than maintaining the Funds’ assets. However, given that the securities trading account will be maintained in the joint names of the Adviser and the Funds, the Funds’ assets may not be as well-protected as they would be if it were possible for them to be registered and held solely in the name of the Funds. In particular, there is a risk that creditors of the Adviser may assert that the securities are owned by the Adviser and not the Funds, and that a court would uphold such an assertion. If this were to occur, creditors of the Adviser could seize assets of the Funds, resulting in potentially substantial losses to the Funds and Funds’ investors.

Derivatives Risk

The Funds may invest in derivatives. Examples of derivatives include forward currency contracts, futures contracts and options contracts. Derivatives are subject to a number of risks, including market, correlation, leverage and interest rate risks. Derivatives may experience dramatic price changes and imperfect correlations between the price of the derivative contract and the underlying assets, rates, indices or other indicators, which may increase the Funds’ volatility and have a negative impact on the Funds’ returns.

Emerging Markets Risk

While China’s economy has expanded in recent years, China is still considered an emerging market economy. As such, the Funds’ investments are subject to greater risk of loss than investments in more developed markets. This is due to, among other things, increased risk of government intervention, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than is typically found in more developed markets.

Equity Securities Risk

An investment in the Funds involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value, and their values may go up or down significantly and without warning.

Financial Sector Risk

The Indices, and thus the Funds, may be concentrated (i.e., invest more than 25% of their assets) in the financial sector. Companies in the financial sector are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Greater Chinese governmental involvement in the financial sector poses additional risks for investors, including the risk of appropriation or seizure by the Chinese government and the risk of abrupt changes in government policy or regulation.

Hong Kong Political Risk

Although China has expressed its commitment to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Any attempt by China to tighten its control over Hong Kong’s political, economic, legal or social policies may result in an adverse effect on Hong Kong’s markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (i.e., is ‘‘pegged’’ to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue. Because the CSOP China CSI 300 A-H Dynamic ETF’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV.

Index Tracking Error Risk

As with other index funds, the performance of the Funds may vary from the performance of the Indices as a result of each Fund’s respective fees and expenses, the use of representative sampling, brokerage and transaction costs, the effect of Chinese taxes, and other factors. In addition, the Funds may not be able to invest in certain securities included in the Indices or invest in them in the exact proportions they represent of the Indices, due to legal restrictions or limitations imposed by the Chinese government or a lack of liquidity on stock exchanges in which such securities trade. The Funds may not be fully invested at times either as a result of cash flows into the Funds or reserves of cash held by the Funds to meet redemptions or pay expenses. In addition, foreign exchange fluctuations and any issues the Funds encounter with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking error risk.

International Closed Market Trading Risk

Because the Funds’ underlying securities trade on an exchange that is closed when the securities exchange on which the Funds’ shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Large-Capitalization Securities Risk

The Funds’ investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Funds will be subject to the risk that large-capitalization issuers, and thus the Funds’ portfolios, may underperform other segments of the Chinese equity market or the equity market as a whole.

Market Risk

Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The Funds’ NAVs and market prices, like securities prices generally, will fluctuate within a wide range in response to many factors. As a result, the performance of the Funds could vary from their stated objective, and you could lose money.

Mid-Capitalization Securities Risk

The CSOP MSCI China A International Hedged ETF’s investments are expected to include securities of mid-capitalization issuers. Compared to large-capitalization issuers, mid-capitalization issuers may be less stable and more susceptible to adverse developments, as they are more likely to have narrower product lines, fewer financial resources, less management depth and experience, and less competitive strength. In addition, securities of mid-capitalization issuers may be more volatile and less liquid, and the returns on investments could trail the returns on investments in securities of large-capitalization companies.

Non-U.S. Currency Risk

The Funds’ assets will be invested primarily in the securities of issuers in China, and the gains, losses and income received by the Funds will be denominated primarily in Chinese Renminbi (‘‘RMB’’) whereas the Funds’ reference currency is the U.S. dollar. As a result, the Funds’ performance may be adversely affected by changes in currency exchange rates, which can be very volatile and change quickly and unpredictably. In addition, the remittance of foreign currency and the exchange of RMB within China are subject to significant governmental restrictions. Because all transactions in A-Shares must be settled in RMB, limitations of the supply of RMB may adversely affect the Funds’ operations. There is no assurance that the Funds will continue to have access to sufficient amounts of RMB to remain fully invested.

Non-U.S. Securities Risk

Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation, decreased market liquidity and political instability. In addition, because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities in such markets.

Passive Investment Risk

The Funds are not actively managed, and, therefore, will not sell securities due to current or projected underperformance of the security, industry or sector.

Risk of Cash Transactions

Unlike some ETFs, the Funds expect to effect creations and redemptions principally in cash, rather than through the in-kind contribution or redemption of securities. As a result, an investment in the Funds may be less tax-efficient than an investment in an ETF that transact in-kind.

Secondary Market Trading Risk

Trading in the Funds’ shares may be halted by the Exchange, or any other exchange on which the Funds’ shares are traded because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. In addition, although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The value of the securities in the Funds’ portfolio may change on days when shareholders will not be able to purchase or sell the Funds’ shares.

Shares of the Fund May Trade at Prices Other than NAV

Although market prices for the Funds’ shares generally are expected to closely correspond to the Funds’ NAVs, it is expected that, as with all ETFs, there will be times when the market price of the Funds’ shares are higher or lower than the NAVs of such shares. The risk that shares of the Funds may trade at prices other than NAV is heightened in times of market stress or volatility.

Cybersecurity Risk

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Funds, the Adviser, and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

4.	Subsequent Events

In preparing the Schedules of Investments, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.

Management has determined that there are no material events, except as set forth above, which would require disclosure in the Funds’ financial statements through this date.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
CSOP ETF TRUST

/s/ Ding Chen
By (Signature and Title)*

Ding Chen
President – Principal Executive Officer

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Ding Chen
Ding Chen
President – Principal Executive Officer

Date: August 29, 2018

By (Signature and Title)*

/s/ Monique Labbe
Monique Labbe
Treasurer – Principal Financial Officer

Date: August 29, 2018

* Print name and title of each signing officer under his or her signature.